Securities Act Registration	No. 33-10830

	Investment Company Act Registration No.  811-4959


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	Pre-Effective Amendment No.		[   ]
	Post-Effective Amendment No. 12		[X]

and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	[   ]
AMENDMENT NO. 12
	__________________			[ X ]
Smith Barney Variable Account Funds
(a Maryland Corporation)
(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)
(212) 816-6474
(Registrant's Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Variable Account Funds
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)
_____________________
Copies to:
John Baumgardner, Esq.
Sullivan & Cromwell
125 Broad Street
New York, New York  10004

Burt Leibert
Willkie Farr & Gallagher
787 Seventh Avenue
New York, New York  10019
______________
Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box):
[XX]	Immediately upon filing pursuant to paragraph (b) of Rule 485

[  ]	On (date) pursuant to paragraph (b) of Rule 485

[  ]	60 days after filing pursuant to paragraph (a) of Rule 485
[  ]   On (date) pursuant to	paragraph (a)(1) of Rule 485
[  ]	75 days after filing pursuant to paragraph (a)(2) of rule 485
[  ]	On (date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:
[  ]	This post-effective amendment designates
a new effective date for a previously filed post effective amendment.

Title of Securities Being Registered:  Shares of Beneficial Interest


SMITH BARNEY VARIABLE ACCOUNT FUNDS

FORM  N-1A


SMITH BARNEY VARIABLE ACCOUNT FUNDS

PART A






SMITH BARNEY VARIABLE ACCOUNT FUNDS





Prospectus

April 30, 1999







The Income and Growth Portfolio seeks current income and long-term growth of income and capital by investing primarily in common stocks.

The U.S. Government/High Quality Securities Portfolio seeks high current income and security of principal from a portfolio consisting primarily of U.S. Government Obligations and other high quality fixed income securities. [This Portfolio currently has insufficient assets to enable it to invest in accordance with its investment program and as a result invests all of its assets in repurchase agreements.]

The Reserve Account Portfolio seeks current income from a portfolio of money market instruments and other high quality fixed income obligations with limited maturities. This Portfolio currently has insufficient assets to enable it to invest in accordance with its investment program and as a result invests all of its assets in repurchase agreements.






Shares of each Portfolio are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents






















Fund goal and main strategies

Page




The Income and Growth Portfolio

1




The U.S. Government/High Quality
Securities
Portfolio


3




The Reserve Account Portfolio

5




More on the Portfolios' investments

6




Management

7




Share transactions

8




Share price

9




Dividends, distributions and taxes

9




Financial highlights

10



The manager:

SSBC Fund Management Inc. (SSBC) serves as the manager and selects investments for each Portfolio. SSBC is an affiliate of Salomon Smith Barney Inc. and subsidiary of Citigroup Inc. Citigroup businesses produce a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading - and use diverse channels to make them available to consumers and corporate customers around the world.

You should know:

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund goal and main strategies
The Income and Growth Portfolio

Investment objective

Current income and long-term growth of income and capital.

Key investments
The Portfolio invests primarily in dividend paying common stocks of U.S. companies having market capitalizations of at least $5 billion at the time of investment.


Selection process

The manager employs a two-step selection process.
First, the manager uses proprietary
models and fundamental research to find stocks that are underpriced in the market relative to their fundamental value. Next, the manager looks for a positive catalyst in the company's near term outlook which the manager believes would accelerate earnings.

In selecting individual companies for investment, the manager looks for the following:
-	Low market valuations measured by the manager's valuation models
-Above average dividend yields and established dividend records
-Positive changes in earnings prospects because of
-	New management
-	Effective research, product development and marketing
-	A business strategy not yet recognized by the marketplace
-	Regulatory changes favoring the company
-	High return on invested capital and strong cash flow
-	Liquidity


Principal risks of investing in the Portfolio

While an investment in common stocks offers the potential
 for capital appreciation, it
also involves certain risks. Investors could lose money on their investment in the
Portfolio, or the Portfolio may not perform as well as other investments, if any of the following occurs:



?	The U.S. stock market goes down.

?	Value stocks or larger capitalization stocks fall
temporarily out of favor with investors.

? An adverse event depresses the value of a company's stock held by the Portfolio.

The manager's judgment about the attractiveness, value
 or potential appreciation of a
particular stock proves to be incorrect.







Portfolio performance
This bar chart indicates the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year.
The table shows how the Portfolio's
average annual returns for different calendar periods compare to the return of the Standard & Poor's (S&P) 500 Index. The S&P 500 Index is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the index include reinvestment of dividends. The index is unmanaged and is not subject to management and trading expenses as the Portfolio is. Past performance does not necessarily indicate how the Portfolio will perform in the future.




The bar chart shows the performance of the Portfolio's shares for each full calendar year since its inception in 1989.


Quarterly returns:
Highest: 15.10% in 1st quarter 1998
Lowest: -11.59% in 3rd quarter 1998





Portfolio manager

Ellen Cardozo Sonsino

Ellen Cardozo Sonsino is primarily responsible for the day-to-day management of the
Portfolio.  Ms. Sonsino, an investment officer of SSBC Fund Management Inc.
 and a managing director of Salomon Smith Barney, has been with Salomon Smith Barney since
1984 and has 21 years of investment management experience.



 Fund goal and main strategies
The U.S. Government/High
Quality Securities Portfolio

Investment objective

High current income and security of principal.

Key investments

The Portfolio invests primarily in U.S. government securities and in U.S. corporate fixed income obligations. A substantial portion of the Portfolio's assets may be invested in mortgage-related securities, including GNMA Certificates. GNMA Certificates represent part ownership of a pool of mortgage loans with the characteristic that the timely payment of principal and interest from the pool is guaranteed by the U.S. Government.

Credit quality: The Portfolio invests primarily in high quality fixed income securities, which are securities rated within the two highest rating categories by a nationally recognized ratings organization, or, if unrated, are of equivalent quality as determined by the manager. All of the Portfolio's nvestments will be rated at least investment grade at the time of purchase.

Maturity: The Portfolio maintains an average portfolio maturity of between 1 and 5 years. Average maturity is a dollar weighted average of the maturities of individual fixed income securities which the Portfolio owns. The Portfolio may invest in
individual securities of any maturity.

Selection process

The manager employs a three step "top down" investment approach to selecting investments for the Portfolio by identifying undervalued sectors of the fixed income securities market first and then selecting attractive individual securities within those undervalued sectors. As the third component to this approach, the manager evaluates each potential investment to determine whether that security would introduce undue risk to the overall portfolio.

Specifically, the manager:

? Uses fundamental research methods to identify undervalued sectors of the government and corporate debt markets and adjusts portfolio positions to take advantage of new information
Determines appropriate sector and maturity weightings based on the manager's intermediate and long-term assessments of broad economic and interest rate trends
? Analyzes yield, maturity, issue classification and quality characteristics of individual securities to identify those which the manager believes offer high levels of current income at lower levels of risk





Principal risks of investing in the Portfolio

While an investment in fixed income securities generally involves less risk than an investment in equity securities, it does involve certain risks. Investors could lose money in the Portfolio or the Portfolio's performance could fall below other possible investments, if:

?	Interest rates go up, causing the prices of
debt securities held by the Portfolio to fall.

?	The issuer of a debt security in the
portfolio defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.

?	As a result of declining interest rates,
the issuer of a security exercises its
right to prepay principal earlier than scheduled, forcing the Portfolio to reinvest in lower yielding securities.
This is known as call or prepayment risk.

?	As a result of rising interest rates,
the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security.
This is known as extension risk.

?	The manager's judgment about the attractiveness,
value or potential appreciation of
a particular security proves to be incorrect.




Portfolio performance

This bar chart indicates the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year.
The table shows how the Portfolio's
average annual returns for different calendar periods compare to the return of the Lehman Brothers GNMA Mutual Fund Index (Lehman Brothers Index).
The Lehman Brothers
Index is composed of 15-year and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association.
The index is unmanaged and is not
subject to management and trading expenses as the Portfolio is. Past performance does not necessarily indicate how the Portfolio will perform in the future.




The bar chart shows the performance of
the Portfolio's shares for each full
calendar year since its inception in
1989`
Quarterly returns:
Highest: 6.47% in 2nd quarter 1992
Lowest: -3.42% in 1st quarter 1992
















Fund goal and main strategies
The Reserve Account Portfolio


Investment objective

Current income.

Key investments

The Portfolio invests all of its assets in repurchase agreements.
The Portfolio has
insufficient assets to invest those assets according to the policies which have been adopted by the board of trustees of the trust. These policies provide for the Portfolio to invest exclusively in money market instruments and other high quality fixed income obligations with limited maturities.
The Portfolio does not anticipate
that it will ever grow to a sufficient size to invest according to these policies.

Credit quality: The Portfolio invests exclusively in repurchase agreements which are fully collaterlized as to principal and interest by U.S. government securities and money market instruments rated within the two highest rating categories by a nationally recognized ratings agency or, if unrated, are of equivalent quality as determined by the manager.


Principal risks of investing in the Portfolio

Because the Portfolio invests exclusively in repurchase agreements, the Portfolio is
subject to the risks associated with entering into repurchase agreements which are described on page 7 below.


Portfolio performance


This bar chart indicates the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year.
The table shows how the Portfolio's
average annual returns for different calendar periods compare to the return of the Salomon Brothers 1-Year Treasury Index (Salomon Brothers Index).
  The Salomon Brothers
Index is composed of one 1-Year
United States Treasury Bond whose return is tracked until its maturity. The index is unmanaged and is not ubject to management and trading expenses as the Portfolio is. Past performance does not necessarily indicate how the
Portfolio will perform in the future.






The bar chart shows the performance of the Portfolio's shares for each full calendar year since its inception in 1989
Quarterly Returns:
Highest: xx% in 3.37 quarter 4Q99
Lowest: xx% in -.92% quarter 4Q96


Portfolio manager
SSBC employs a team of investment professionals to make the day-to-day investment decisions for the Portfolio.






More on the Portfolios' Investments

Additional investments and investment techniques. Each portfolio describes its investment objective and its principal investment strategies and risks under "Portfolio
Goals and Strategies." This section provides additional information about the Portfolios' investments and certain portfolio management techniques the Portfolios may use. More information about the Portfolios' investments and portfolio management techniques, some of which entail risks, is included in the statement of additional information (SAI).


Fixed income investments. The U.S. Government/High Quality Securities Portfolio and, to a limited extent, the Income and Growth Portfolio, invest in fixed income securities, including bonds, notes (as well as structured notes), mortgage-related and asset-backed securities (The U.S. Government/High Quality Securities Portfolio only), convertible securities, preferred stocks, and money market instruments.
 Fixed income
securities may be issued by U.S. corporations;
U.S. banks and U.S. branches of foreign
banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; and state and municipal governments.

These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset backed securities represent participation in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.


Investment Grade Securities.  Securities are investment grade if:

?	They are rated, respectively, in one of the top
four long-term rating categories
of a nationally recognized statistical rating organization.

?	They have received a comparable short-term or other rating.

?	They are unrated securities that the manager believes
are of comparable quality to
investment grade rated securities.

If a security receives different ratings by two or more nationally recognized ratings agencies, a Portfolio will treat the security as being rated in the highest rating category. A Portfolio may choose not to sell securities that are downgraded after their purchase below the Portfolio's minimum acceptable credit rating. The Income and
Growth Portfolio's credit quality standards also apply to counterparties to over-the-counter derivatives contracts.


Foreign investments. The Income and Growth Portfolio may purchase American Depositary Receipts (ADRs) which are U.S.
dollar denominated securities r
epresenting an interest in an underlying foreign security.
Because the value of an ADR is dependent upon the market price of the underlying foreign security, ADRs are subject to most of the risks associated with foreign investing.
Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S.
In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.


Securities lending. Each Portfolio may engage in securities lending to increase its net investment income. Each Portfolio will only lend securities if the loans are callable by the Portfolio at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.


Repurchase Agreements. Each Portfolio may enter into repurchase agreements. A repurchase agreement arises when a Portfolio purchases a security and simultaneously agrees to resell it to the counterparty at an agreed-upon future date, normally the next business day. The Portfolio earns a rate of return on the repurchase agreement because the resale price is higher than the purchase price.
In entering into a
repurchase agreement, a Portfolio bears a risk of loss in the event that the counterparty defaults on its obligation to repurchase the security and the Portfolio is delayed or prevented from exercising its rights to dispose of the security. This includes the risk of a possible decline in the value of the security during the period in which the Portfolio seeks to assert its rights to it, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement. Each Portfolio only enters into repurchase agreements with commercial banks or broker-dealers considered creditworthy by the manager and which are fully collateralized as to principal and interest by U.S. Government securities and money market instruments.

Reverse Repurchase Agreements.  The U.S. Government/
High Quality Securities Portfolio
may enter into reverse repurchase agreements.
In a reverse repurchase agreement, the
Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account containing cash or liquid assets having a value not less than the repurchase price (including accrued interest)
 that is marked to market
daily.  Reverse repurchase agreements involve several risks.
  These include the risk
that the investments made with the cash proceeds of the initial sale will incur losses or otherwise generate a lower return than the interest included in the amount of the repurchase price. They also involve the risk that the market value of the securities which the Portfolio is obligated to repurchase may decline below the repurchase price or that the counterparty may default on its
 obligation to resell the securities. To the extent a fund enters into reverse repurchase agreements to leverage its portfolio this practice may have the effect of magnifying losses or gains.

Defensive investing: Each Portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking
temporary defensive positions in all types of money market and short-term debt securities. If a Portfolio takes a temporary defensive position, it may be unable to achieve its investment goal.




Management
SSBC manages the investment operations of each Portfolio and receives the following fees from each portfolio for these services:









Portfolio

Actual management fee
paid for the fiscal
year ended December
31, 1998
(as a percentage
of the portfolio's
average daily net
assets)


Contractual
management fee
(as a percentage
of the portfolio's
average daily net
assets)

The Income and Growth Portfolio

0.60%

0.60%

The U.S. Government/High Quality
Securities Portfolio

0.45%

0.45%

The Reserve Account Portfolio
0.45%

0.45%


Year 2000 issue. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the Portfolios. The managers are addressing the Year 2000 issue for their systems. The Portfolios have been informed by their other service providers that they are taking similar measures. Although the Portfolios do not expect the Year 2000 issue to adversely affect them, the Portfolios cannot guarantee that their efforts (limited to requesting and receiving reports from their service providers) or the efforts of their service providers to correct the problem will be successful.






Share Transactions




Availability of the Portfolios

Shares of the Portfolios are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. The variable insurance products may or may not make investments in all the Portfolios described in this prospectus.

The interests of different variable insurance products investing in a Portfolio could conflict due to differences of tax treatment and other considerations. The Portfolios currently do not foresee any disadvantages to investors arising from the fact that each Portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the board of trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Portfolios and shares of another Portfolio may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or is in the best interests of the portfolios' shareholders.

Redemption of shares

The redemption price of the shares of each Portfolio will be the net asset value next determined after receipt by the Portfolio of a redemption order from a separate account, which may be more or less than the price paid for the shares. The Portfolio will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the seventh day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.



Share Price




Each Portfolio's net asset value is the value of its assets minus its liabilities. Each Portfolio calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, each portfolio accelerates the calculation of its net asset value to the actual closing time.

Each Portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available, or when the manager believes that they are unreliable, the Portfolio may price those securities at fair value. Fair value is determined in accordance with procedures approved by the Portfolio's board. A Portfolio that uses fair value to price securities may value those securities higher or lower than another portfolio that uses market quotations to price the same securities.

Unless there are extraordinary or unusual circumstances, the Portfolios use the amortized cost method of valuing their money market securities with remaining maturities of 60 days or less. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the Portfolio.


Dividends, Distributions and Taxes




Each Portfolio intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, each Portfolio must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the Portfolio at net asset value and are includable in gross income of the separate accounts holding such shares. The Income and Growth Portfolio expects distributions to be primarily from capital gain. The U.S. Government/High Quality Securities Portfolio and the Reserve Account Portfolio expect distributions to be primarily from income. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.






Financial Highlights
The financial highlights tables for the fiscal years ended December 31 are intended to help you understand the performance of each Portfolio for the past five years. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with each Portfolio's financial statements, are included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a Portfolio assuming reinvestment of all dividends and distributions.






Income From Investment
Operations




Distributions










Ratios to Average Net
Assets







Year
Ended



Net
Asset
Value,
Beginning of
Year




Net
Investment
Income(1)


Net
Realized
and
Unrealized Gain
(Loss)
on
Investment


Total
Income
(loss)
From
Investment
Operations



Dividen
ds from
Net
Investment
Income



Distributions
from
Net
Realized
Gains





Total
Distributions


Net
Asset
Value
, End
of
Year





Total
Return




Net
Assets
End of
Year
(000's)






Expenses
(1)




Net
Investment
Income




Portfolio
Turnover
Rate

INCOME AND GROWTH PORTFOLIO

























1998

17.29

0.29

$1.87

$2.16

$(0.49)

$(4.98)

$(5.47)

$13.9
8

12.8
9%

$13,778

 0.76%

1.53%

49.00%

1997

14.69

0.47

3.61

4.08

(0.10)

$(1.38)

$(1.48)

17.29

28.1
1

16,236

0.77

2.18

38.00

1996

15.24

0.57

2.68

3.25

(0.56)

(3.24)

(3.80)


14.69


21.0
2

20,812

0.74

2.39

30.00

1995

13.05

0.45

3.12

3.57

(0.44)

(0.94)

(1.38)


15.24


27.5
6

29,782

 0.77

2.77

46.26

1994

14.93

0.39

(0.86)

(0.47)

(0.39)

(1.02)

(1.41)


13.05


(3.1
2)

27,484

0.75

2.49

40.41

U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO






















1998

12.66

0.03

___

0.03

(1.06)

(1.23)

(2.29)

10.40

0.22

973

1.00

0.22

0.00%

1997

12.90

 .72

(.02)

 .70

(.04)

(0.90)

(.94)


12.66


5.43

1,617

1.00

4.33

 .43

1996

13.66

1.22

(0.76)

(0.46)

(1.22)

-

(1.22)


12.90


3.34

2,876

0.98

6.30

13.00

1995

12.46

0.94

1.20

2.14

(0.94)

-

(0.94)


13.66


17.2
0

4,856

0.87

6.36

0.00

1994

13.35

0.84

(0.89)

(0.05)

(0.84)

-

(0.84)


12.46


(0.3
5)

4,838

0.76

5.87

36.33

RESERVE ACCOUNT PORTFOLIO
























1998

7.70

(0.07)

__

(0.07)

(0.27)

__

(0.27)

7.36

(0.8
9)

56

1.00

(1.00)

0%

1997

10.99

 .15

-

 .15

(0.25)

(3.19)

(3.44)

7.70

1.36

97

1.00

1.59

0

1996

12.71

1.92

(1.72)

0.20

(1.92)

-

(1.92)

10.99

1.57

435

1.00

4.98

-

1995

12.39

0.73

0.38

1.11

(0.74)

(0.05)

(0.79)

12.71

8.83

2,315

0.97

5.30

16.98

1994

12.75

0.59

(0.34)

0.25

(0.58)

(0.03)

(0.61)

12.39

1.99

2,528

0.86

4.77

81.28

Under a voluntary fee waiver, the aggregate expenses of the Portfolios may not exceed 1.00% of the average daily net assets for any year. With respect to the U.S. Government/High Quality Securities
Portfolio, the investment manager waived a portion of its fees in the amount of $0.80 per share (0.49% of average net assets) and also reimbursed the Portfolio for $719 in expenses for the year ended
December 31, 1997. In addition, if such fees were not waived and expenses reimbursed, the net investment income per share and expense ratio would have been $0.64 and 1.49%, respectively, for the year ended December 31, 1997. With respect to the Reserve Account Portfolio, the investment manager waived a portion of its fees in the amount of $1.61 per share (10.65% of average net assets) in 1997, $0.15 per share (0.45% of average net assets) in 1996 and $0.01 per share (0.05% of average net assets) in 1993. The investment manager also reimbursed the Portfolio for $19,395 and $19,861 in expenses for the years ended December 31, 1997 and 1996, respectively. If such fees were not waived and expenses not reimbursed, the net investment income (loss) per share would have been $(1.76) and $1.27 and the expense ratio would have been 11.65% and 2.79%, for the year ended December 31, 1997 and 1996, respectively.




SMITH BARNEY VARIABLE ACCOUNT FUNDS









ADDITIONAL INFORMATION

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about each Portfolio's investments. These reports discuss the market conditions and investment strategies that affected each Portfolio's performance.

[Each Portfolio sends one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or transfer agent if you do not want this policy to apply to you.]

Statement of additional information. The statement of additional information provides more detailed information about the Portfolios. It is incorporated by reference into this prospectus.

You can make inquiries about the Portfolios or obtain shareholder reports or the statement of additional information (without charge) by calling 1-800-451-2010 or writing to Smith Barney Variable Account Funds, 388 Greenwich Street, MF2, New York, NY 10013.

You can also review the Portfolios' shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. The Commission charges a fee for this service. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same reports and information free from the Commission's Internet web site at http: www.sec.gov

If someone makes a statement about any of the Portfolios that is not in this prospectus, you should not rely upon that information. The Portfolios are not offering to sell their shares to any person to whom the Portfolios may not lawfully sell their shares.













(Investment Company Act file no. 811-04959)









	PART C  Other Information

Item 23 . Exhibits

		(a)	Declaration of Trust dated as of December 18, 1986 is
incorporated herein by reference to Exhibit 1 to Pre-Effective Amendment No. 1 to the Registration Statement N. 33-10839.

		(b)	Bylaws of the Trust are incorporated by reference to
Exhibit 2 to Pre-Effective Amendment No. 4.

		(c)	Not applicable.

		(d)	(1)	Management Agreement between the Income and
Growth Portfolio and Smith, Barney Advisers, Inc. is incorporated by reference to Exhibit 5(a)(i) to Pre-Effective Amendment No. 4.

			(2)	Management Agreement between U.S.
Government/High Quality Securities Portfolio and Smith, Barney Advisers, Inc. by reference to Exhibit 5(a)(ii) to Pre-Effective Amendment No. 4.

			(3)	Management Agreement between Reserve Account
Portfolio and Smith Barney Advisers, Inc. is incorporated by reference to Exhibit (5)(a)(iii) to Pre-Effective Amendment No. 4.

			(4)	Subadvisory Agreement between Smith, Barney
Advisers, Inc. and Smith Barney, Harris Upham & Co. Incorporated is incorporated by reference to Exhibit (5)(b) to Pre-Effective Amendment No. 4.

		(e)	Distribution Agreement between Smith Barney Variable
Account Funds and CFBDS, Inc. is incorporated by reference to Exhibit (e) to Post-Effective Amendment No.11.

		(f)	Not applicable.

		(g)	Custodian Agreement between Registrant and Provident
National Bank is incorporated herein by reference to Exhibit 8 to Pre-Effective Amendment No. 4.

(h)	(1) 	Transfer Agency Agreement between Registrant and
Provident Financial Processing Corp. is incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment No. 4.

			(2)	Form of Transfer Agency Agreement between
Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 8.


		(i)	(1)	Opinion of Sullivan & Cromwell is incorporated
by reference to Pre-Effective Amendment No. 1.

			(2)	Opinion of Gaston & Snow is incorporated herein
by reference to Exhibit 10 to Pre-Effective Amendment No. 4.

(j) Auditors' Consent (filed herewith)
(k) Not applicable.
(l) Subscription Agreement between the Fund and
Smith, Barney Advisers, Inc. dated June 27, 1989 is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 4.

		(m)	Not applicable.

		(n)	Financial Data Schedule is filed herewith.

		(o) Plan 3 pursuant to Rule 18f-3 is incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 7

Item 24.  Persons Controlled by or under Common Control with Registrant.

		The Registrant is not controlled directly or indirectly by any person. Information with respect to the Registrant's investment manager is set forth under the caption "Management" in the prospectus included in Part
A of this Amendment to the Registration Statement on Form N-1A.

Item 25.  Indemnification

		Reference is made to ARTICLE V of Registrant's Declaration of Trust for a complete statement of its terms. Section 52. of ARTICLE V provides: "No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties." Emphasis added.

Item 26.  Business and other Connections of the Manager and Investment
Adviser

		See the material under the caption Management included in Part A (Prospectus) of this Registration Statement and the material appearing under the caption Management Agreements included in Part B (Statement of Additional Information) of this Registration Statement.

	Information as to the Directors and Officers of SSBC Fund Management Inc. is included in its Form ADV (File no. 801-8314), filed with the Commission, which is incorporated herein by reference thereto.

Item 27.  Principal Underwriters

(a) CFBDS, Inc., ("CFBDS") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney
Natural Resources Fund Inc., Smith Barney New Jersey Municipals
Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds Trust II, CitiFunds Trust III, CitiFunds International Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.


Item 28.	Location of Accounts and Records

		PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and First Data Investor Services Group, Inc., Exchange Place, Boston, Massachusetts 02109-2873, will maintain the custodian and the shareholders servicing agent records, respectively required by Section 31(a) of the Investment Company Act of 1940, as amended (the 1940
Act).
	All other records required by Section 31(a) of the 1940 Act are maintained at the offices of the Registrant at 388 Greenwich Street, New York, New York 10013 (and preserved for the periods specified by Rule
31a-2 of the 1940 Act).

Item 29.	Management Services

	Not applicable.

Item 30.	Undertakings

	None



	SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York, and State of New York on the 30th day of April 1999.

	SMITH BARNEY VARIABLE ACCOUNT FUNDS

	By/s/ Heath B. McLendon
	Heath B. McLendon
	Chairman of the Board and
	Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures				Title					Date

/s/ Heath B. McLendon      	Chairman of the Board	April 30, 1999
(Heath B. McLendon)	and Chief Executive Officer


/s/ Lewis E. Daidone        	Senior Vice President
(Lewis E. Daidone)		and Treasurer		April 30, 1999


Donald R. Foley*          	Trustee			April 30, 1999
(Donald R. Foley)


Paul Hardin*                  Trustee			April 30, 1999
(Paul Hardin)

Roderick C. Rasmussen*  	Trustee			April 30, 1999
(Roderick C. Rasmussen)

John P. Toolan*             	Trustee			April 30, 1999
(John P. Toolan)


*By: /s/ Christina T. Sydor               		April 30, 1999
   Christina T. Sydor
   Pursuant to Power of Attorney



	EXHIBIT INDEX	j	Auditors'Consent
	n.	Financial Data Schedule